Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2016
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Schedule IV - Reinsurance
Schedule IV — Reinsurance

	Direct amount	Ceded to other Companies	Assumed from other Companies	Net amount	Percentage of amount assumed to net
Life insurance in- force	$68,173,925	$68,066,345	$1,232,560	$1,340,140	92.0%
Premiums:
Life insurance	$269,549	$234,835	$5,907	$40,621	14.5%
Accident and health insurance	752,143	665,393	52,941	139,691	37.9%
Total earned premiums	$1,021,692	$900,228	$58,848	$180,312	32.6%
Benefits:
Life insurance	$379,529	$341,034	$16,292	$54,787	29.7%
Accident and health insurance	863,120	790,051	24,844	97,913	25.4%
Total policyholder benefits	$1,242,649	$1,131,085	$41,136	$152,700	26.9%
Union Security Insurance Company
for the year ended December 31, 2015
Schedule IV — Reinsurance

	Direct amount	Ceded to other Companies	Assumed from other Companies	Net amount	Percentage of amount assumed to net
Life insurance in- force	$72,829,480	$9,245,116	$1,120,101	$64,704,465	1.7%
Premiums:
Life insurance	$275,075	$71,763	$5,606	$208,918	2.7%
Accident and health insurance	777,369	93,214	154,468	838,623	18.4%
Total earned premiums	$1,052,444	$164,977	$160,074	$1,047,541	15.3%
Benefits:
Life insurance	$355,074	$206,962	$17,301	$165,413	10.5%
Accident and health insurance	609,412	173,444	148,203	584,171	25.4%
Total policyholder benefits	$964,486	$380,406	$165,504	$749,584	22.1%
Union Security Insurance Company
for the year ended December 31, 2014
Schedule IV — Reinsurance

	Direct amount	Ceded to other Companies	Assumed from other Companies	Net amount	Percentage of amount assumed to net
Life insurance in- force	$74,650,477	$10,021,852	$1,010,223	$65,638,848	1.5%
Premiums:
Life insurance	$279,488	$77,978	$4,831	$206,341	2.3%
Accident and health insurance	763,290	87,282	153,118	829,126	18.5%
Total earned premiums	$1,042,778	$165,260	$157,949	$1,035,467	15.3%
Benefits:
Life insurance	$374,582	$229,548	$19,317	$164,351	11.8%
Accident and health insurance	829,675	396,127	148,202	581,750	25.5%
Total policyholder benefits	$1,204,257	$625,675	$167,519	$746,101	22.5%